UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22742

PRINCIPAL REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli

Principal Real Estate Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1 – Schedule of Investments.

PRINCIPAL REAL ESTATE INCOME FUND
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
COMMON STOCKS (51.61%)
Building - Residential/Commercial (0.22%)
Land & Houses PCL	840,000	$302,976

Computer Software (0.26%)
InterXion Holding NV(a)	5,430	352,298

Hotels & Motels (0.92%)
City Developments, Ltd.	36,200	266,179
Extended Stay America, Inc.	39,000	830,310
Hilton Worldwide Holdings, Inc.	2,137	168,096
		1,264,585
Real Estate Management/Services (2.48%)
APAC Realty, Ltd.	1,469,200	723,079
Citycon OYJ	464,193	977,048
Deutsche Wohnen AG	24,571	1,196,980
Fabege AB	19,000	269,065
Propnex, Ltd.(a)(b)	500,000	238,734
		3,404,906
Real Estate Operation/Development (5.15%)
ADO Properties SA(b)(c)	6,497	370,747
Atrium European Real Estate, Ltd.	193,021	862,209
Echo Investment SA	328,924	391,501
Empiric Student Property PLC	171,428	213,758
Essential Properties Realty Trust, Inc.(a)	142,103	1,961,021
LEG Immobilien AG	8,000	900,306
Mitsui Fudosan Co., Ltd.	53,000	1,263,677
New World Development Co., Ltd.	448,000	638,121
TLG Immobilien AG	18,000	470,640
		7,071,980
REITS-Apartments (5.29%)
Apartment Investment & Management Co., Class A	16,400	699,460
AvalonBay Communities, Inc.	8,300	1,467,855
Essex Property Trust, Inc.	4,650	1,118,092
Independence Realty Trust, Inc.	203,950	2,070,093
Invitation Homes, Inc.	70,223	1,622,854
Japan Rental Housing Investments, Inc.	320	260,430
Kenedix Residential Next Investment Corp.	18	26,723
		7,265,507
REITS-Diversified (13.04%)
Altarea SCA	8,069	1,771,985
Arena REIT	325,087	555,504
Charter Hall Group	93,167	463,072
Covivio	8,820	919,464
Cromwell Property Group	1,670,000	1,377,207
Crown Castle International Corp.	17,153	1,901,067
Dexus	80,000	599,115
Dream Industrial Real Estate Investment Trust	135,000	1,077,219
EPR Properties	22,800	1,515,972
Equinix, Inc.	3,600	1,581,408
Frasers Logistics & Industrial Trust(b)	925,025	713,466
Invesco Office J-REIT, Inc.	3,980	557,054
Irish Residential Properties REIT PLC	140,000	224,936
Klepierre SA	20,000	754,699
LondonMetric Property PLC	145,000	358,182
Merlin Properties Socimi SA	127,000	1,878,620

Description	Shares	Value (Note 2)
REITS-Diversified (13.04%) (continued)
Segro PLC	69,224	$604,219
Sekisui House REIT, Inc.	648	418,420
Spirit MTA REIT(a)	19,000	189,810
STAG Industrial, Inc.	16,704	456,353
		17,917,772
REITS-Health Care (1.61%)
Physicians Realty Trust	58,000	914,080
Primary Health Properties PLC	138,725	206,119
Welltower, Inc.	17,372	1,087,487
		2,207,686
REITS-Hotels (1.78%)
Far East Hospitality Trust	1,030,000	522,055
Japan Hotel REIT Investment Corp.	1,200	878,952
Park Hotels & Resorts, Inc.	22,972	718,564
Sunstone Hotel Investors, Inc.	20,000	325,400
		2,444,971
REITS-Manufactured Homes (0.52%)
Sun Communities, Inc.	7,443	721,673

REITS-Mortgage (0.23%)
CYS Investments, Inc.	43,100	315,061

REITS-Office Property (4.83%)
Alexandria Real Estate Equities, Inc.	8,230	1,048,831
alstria office REIT-AG	20,000	310,580
City Office REIT, Inc.	154,362	1,968,115
Daiwa Office Investment Corp.	50	304,521
Kilroy Realty Corp.	7,300	532,535
MCUBS MidCity Investment Corp.	1,675	1,231,364
Propertylink Group(b)	1,569,252	1,235,829
		6,631,775
REITS-Regional Malls (3.21%)
CapitaLand Retail China Trust	334,500	380,854
Simon Property Group, Inc.	10,600	1,867,826
Tanger Factory Outlet Centers, Inc.	71,000	1,693,350
Taubman Centers, Inc.	7,600	471,580
		4,413,610
REITS-Shopping Centers (4.92%)
Aventus Retail Property Fund, Ltd.	117,094	199,219
DDR Corp.	27,000	369,900
Eurocommercial Properties NV	26,783	1,133,738
Fortune Real Estate Investment Trust	364,000	454,475
Kenedix Retail REIT Corp.	436	951,819
Kimco Realty Corp.	32,000	534,080
Link REIT	129,500	1,283,607
NewRiver REIT PLC	219,556	789,609
Retail Value, Inc.(a)	4,100	135,464
Vicinity Centres	460,000	909,074
		6,760,985
REITS-Single Tenant (1.16%)
Spirit Realty Capital, Inc.	190,000	1,590,300

REITS-Storage (0.48%)
CubeSmart	22,000	667,920

REITS-Warehouse/Industrials (5.32%)
Industrial & Infrastructure Fund Investment Corp.	224	241,599
Industrial Logistics Properties Trust	51,237	1,183,575

Description	Shares	Value (Note 2)
REITS-Warehouse/Industrials (5.32%) (continued)
Liberty Property Trust	16,816	$720,734
Macquarie Mexico Real Estate Management SA de CV	480,000	527,188
PLA Administradora Industrial S de RL de CV	165,100	257,779
Prologis, Inc.	27,800	1,824,236
Terreno Realty Corp.	7,500	276,825
WPT Industrial Real Estate Investment Trust	158,441	2,273,628
		7,305,564
Storage/Warehousing (0.19%)
Safestore Holdings PLC	36,000	264,610

TOTAL COMMON STOCKS
(Cost $64,849,390)		70,904,179

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (89.41%)
Commercial Mortgage Backed Securities-Other (14.63%)
Bank of America Commercial Mortgage Trust 2008-1(d)	6.571%	01/15/51	$119,671	$119,820
DBJPM Mortgage Trust 2017-C6(d)(e)	1.039%	06/10/27	26,153,749	1,700,015
FHLMC Multifamily Structured Pass Through Certificates:
2012-K052(d)(e)	1.612%	01/25/26	9,690,000	957,236
2012-K710(d)(e)	1.657%	11/15/45	27,830,000	349,737
2012-K706(d)(e)	1.901%	12/25/18	59,523,998	282,596
2011-KAIV(d)(e)	3.615%	06/25/21	9,000,000	829,851
JPMorgan Chase Commercial Mortgage Securities Trust:
2017-JP6(d)(e)	1.323%	05/15/27	11,924,823	837,967
2013-C15(c)(d)(e)	1.524%	10/15/23	11,500,000	772,666
2014-C21(c)(d)	3.900%	07/15/24	12,747,500	8,589,557
2006-CB17(d)	5.489%	02/15/48	1,539,945	1,288,321
LB Commercial Mortgage Trust 2007-C3(d)	6.094%	12/10/45	197,627	200,977
LB-UBS Commercial Mortgage Trust 2006-C7	5.407%	11/15/38	1,226,104	947,047
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20(c)(d)(e)	1.612%	02/15/25	23,967,000	1,899,936
Morgan Stanley Capital I Trust 2016-UB11(c)(d)(e)	1.500%	08/15/26	13,495,500	1,326,222
				20,101,948

Commercial Mortgage Backed Securities-Subordinated (74.78%)
BANK:
2018-BN12(c)(d)	2.922%	05/15/28	2,500,000	1,607,452
2017-BNK9(c)	3.367%	03/15/28	5,000,000	3,177,213
2017-BNK5(c)(d)	4.259%	07/15/27	7,500,000	5,001,161
Bank of America Commercial Mortgage Trust 2016-UB10(c)	3.000%	05/15/26	3,500,000	2,553,835
BENCHMARK Mortgage Trust 2018-B1(c)(d)	3.000%	01/15/28	11,500,000	7,183,348
CD Commercial Mortgage Trust 2017-CD5(c)	3.350%	02/10/47	3,000,000	2,463,616
CFCRE Commercial Mortgage Trust:
2016-C3(c)(d)	3.052%	01/10/26	5,484,000	4,352,138
2016-C7(c)(d)	4.440%	12/10/26	1,500,000	1,295,043
Commercial Mortgage Pass Through Certificates 2014-CR14(c)(d)	3.496%	01/10/24	2,000,000	1,319,918
Commercial Mortgage Trust:
2014-UBS5(c)	3.495%	09/10/24	2,715,000	2,177,186
2013-LC6(c)	3.500%	01/10/23	1,350,000	1,063,351
2014-LC17(c)	3.687%	09/10/24	2,780,000	2,209,054

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Commercial Mortgage Backed Securities-Subordinated (continued)
2012-CR2(c)	4.250%	08/15/22	1,900,000	1,586,547
2014-CR17(c)(d)	4.301%	05/10/24	5,100,000	3,839,601
2012-CR5(c)(d)	4.320%	12/10/22	4,492,405	3,492,482
2013-CR11(c)(d)	4.371%	10/10/23	5,108,000	3,992,503
2014-UBS2(c)(d)	5.015%	02/10/24	2,932,500	2,521,289
CSAIL Commercial Mortgage Trust 2015-C4(d)	3.583%	11/15/25	$5,000,000	$3,893,061
Goldman Sachs Mortgage Securities Trust:
2014-GC22(c)	3.582%	12/15/48	8,326,000	5,510,449
2013-GC13(c)(d)	4.081%	07/10/23	3,000,000	2,752,015
2013-GC14(c)(d)	4.759%	08/10/23	2,000,000	1,568,301
2014-GC20(c)(d)	4.960%	07/15/44	8,505,000	7,028,824
2013-GC16(c)(d)	5.346%	08/15/47	2,342,405	2,264,307
JPMorgan Chase Commercial Mortgage Securities Trust:
2013-C15(c)	3.500%	10/15/23	2,500,000	1,878,029
2013-C16(c)(d)	3.744%	11/15/23	1,433,000	1,197,204
2013-C16(c)(d)	5.010%	11/15/23	2,117,483	2,079,631
Morgan Stanley Bank of America Merrill Lynch Trust:
2017-C34(c)(d)	3.300%	10/15/27	3,450,000	2,042,308
2013-C8(c)(d)	4.059%	02/15/23	3,000,000	2,737,926
2015-C26(c)(d)	4.410%	10/15/25	3,576,000	2,528,608
Morgan Stanley Capital I Trust 2016-UB11(c)(d)	2.707%	08/15/26	5,000,000	3,086,735
Wells Fargo Commercial Mortgage Trust:
2014-LC18(c)	2.840%	01/15/25	8,635,000	5,639,402
2015-NXS3(c)	3.153%	09/15/57	1,500,000	1,155,681
2015-C31	3.852%	11/15/25	2,886,000	2,300,518
2015-NXS1(d)	4.101%	04/15/25	3,440,000	3,101,561
WFRBS Commercial Mortgage Trust 2014-C20(c)	3.986%	05/15/24	2,650,000	2,126,008
				102,726,305

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $118,480,263)				122,828,253

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.13%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	2,925,385	2,925,385

TOTAL SHORT TERM INVESTMENTS
(Cost $2,925,385)			2,925,385

TOTAL INVESTMENTS (143.15%)
(Cost $186,255,038)			$196,657,817

Liabilities in Excess of Other Assets (-43.15%)			(59,280,720)
NET ASSETS (100.00%)			$137,377,097

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2018, the aggregate market value of those securities was $2,558,776, representing 1.86% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts $106,390,293, which represents approximately 77.44% of net assets as of July 31, 2018.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Interest only security.

See Notes to Quarterly Statement of Investments.

PRINCIPAL REAL ESTATE INCOME FUND

Notes to Quarterly Statement of Investments

July 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

Principal Real Estate Income Fund (the ‘‘Fund’’) is a Delaware statutory trust registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

The Fund’s investment objective is to seek to provide high current income, with capital appreciation as a secondary investment objective, by investing in commercial real estate related securities.

Investing in the Fund involves risks, including exposure to below-investment grade investments. The Fund’s net asset value will vary and its distribution rate may vary and both may be affected by numerous factors, including changes in the market spread over a specified benchmark, market interest rates and performance of the broader equity markets. Fluctuations in net asset value may be magnified as a result of the Fund’s use of leverage.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2018.

Portfolio Valuation: The net asset value per Common Share of the Fund is determined no less frequently than daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per Common Share is calculated in the manner authorized by the Fund’s Board of Trustees (the “Board”). Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded.

The Fund values commercial mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by an independent pricing service, approved by the Board, which uses information with respect to transactions in such securities, interest rate movements, new issue information, cash flows, yields, spreads, credit quality, and other pertinent information as determined by the pricing service, in determining value. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its Common Shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and salability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,904,179	$–	$–	$70,904,179
Commercial Mortgage Backed Securities	–	122,828,253	–	122,828,253
Short Term Investments	2,925,385	–	–	2,925,385
Total	$73,829,564	$122,828,253	$–	$196,657,817

*	See Statement of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended July 31, 2018, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Commercial Mortgage Backed Securities (“CMBS”): As part of its investments in commercial real estate related securities, the Fund will invest in CMBS which are subject to certain risks associated with direct investments in CMBS. A CMBS is a type of mortgage-backed security that is secured by a loan (or loans) on one or more interests in commercial real estate property. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. CMBS may be backed by obligations (including certificates of participation in obligations) that are principally secured by commercial real estate loans or interests therein having multi-family or commercial use. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans because those securities derive their cash flows and value from the performance of the commercial real estate underlying such investments and/or the owners of such real estate.

Real Estate Investment Trusts (“REITs”): As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Common Shares and, after that basis has been reduced to zero, will constitute capital gains to the Common Shareholder.

Concentration Risk: The Fund invests in companies in the real estate industry, which may include CMBS, REITs, REIT-like structures, and other securities that are secured by, or otherwise have exposure to, real estate. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory changes, or economic conditions affecting CMBS, REITs, REIT-like structures, and real estate more generally, will have a significant impact on the Fund’s performance.

Foreign Currency Risk: The Fund expects to invest in securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of securities owned by the Fund, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of the exchanges at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Item 2 – Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRINCIPAL REAL ESTATE INCOME FUND

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	September 27, 2018

By:	/s/ Kathryn Burns
Kathryn Burns
Treasurer (Principal Financial Officer)

Date:	September 27, 2018